Document And Entity Information	May 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Entity Registrant Name	Benitec Biopharma Inc.
Entity Central Index Key	0001808898
Entity Emerging Growth Company	false
Entity File Number	001-39267
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4620206
Entity Address, Address Line One	3940 Trust Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	780-0819
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BNTC
Security Exchange Name	NASDAQ